Inventory (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Schedule of inventory, current

Inventory was as follows:

	September 30,	December 31,
($ in millions)	2017	2016
Completed unsold VOIs	$206	$233
Construction in process	11	20
Land, infrastructure and other	258	260

	$475	$513

	Three Months Ended September 30,		Nine Months Ended September 30,
($ in millions)	2017	2016	2017	2016
Cost of VOI sales related to fee-for-service upgrades	$8	$18	$28	$42
Inventory was as follows:

	December 31,
($ in millions)	2016	2015
Completed unsold VOIs	$233	$111
Construction in process	20	101
Land, infrastructure and other	260	200

	$513	$412

Schedule of inventory, noncurrent

Inventory was as follows:

	September 30,	December 31,
($ in millions)	2017	2016
Completed unsold VOIs	$206	$233
Construction in process	11	20
Land, infrastructure and other	258	260

	$475	$513

	Three Months Ended September 30,		Nine Months Ended September 30,
($ in millions)	2017	2016	2017	2016
Cost of VOI sales related to fee-for-service upgrades	$8	$18	$28	$42
Inventory was as follows:

	December 31,
($ in millions)	2016	2015
Completed unsold VOIs	$233	$111
Construction in process	20	101
Land, infrastructure and other	260	200

	$513	$412